SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended
	Aug. 04, 2023	Jan. 11, 2023	Jul. 18, 2023	Mar. 23, 2023	Feb. 14, 2023	Jan. 31, 2023	Jan. 23, 2023	Aug. 07, 2023	Aug. 01, 2023	Jul. 12, 2023	Dec. 31, 2022
Mike Zaman [Member]
Promissory note		$ 1,100	$ 15,000	$ 18,000	$ 10,000	$ 1,000	$ 2,500
Interest rate		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Restricted stock issued price											$ 0.000025
Mike Zaman Irrevocable Trust [Member]
Promissory note	$ 12,000
Interest rate	12.00%
Mohammad Sadrolashrafi [Member]
Restricted stock issued price								$ 0.000025			$ 0.000025
Exercise price								$ 0.60
Purchase of common stock, shares								500,000
Michale Sheikh [Member]
Restricted stock issued price										$ 0.000025
Exercise price										$ 0.60
Purchase of common stock, shares										1,000,000
Dana Salzarulo [Member]
Restricted stock issued price									$ 0.000025
Exercise price									$ 0.60
Purchase of common stock, shares									1,000,000